Preferred Stock (Details) - USD ($)		1 Months Ended						8 Months Ended		12 Months Ended
	May. 12, 2010	Sep. 30, 2011	Sep. 21, 2011	Mar. 25, 2011	Dec. 31, 2010	Nov. 16, 2010	Dec. 31, 2008	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Stock issued, Values										$ 8,795,032
Common Stock [Member]
Class of Stock [Line Items]
Stock issued, Shares										8,333,333
Stock issued, Values										$ 8,333
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, Shares	236,598		156,306	176,768		173,922	35
Stock issued, Values							$ 3,500,000	$ 350,000	$ 350,000
Issuance costs							515,000
Net proceeds of shares							$ 2,985,000
Preferred Shares issued, shares							3,500,000
Percentage of cumulative dividend							10.00%			10.00%
Warrants issued										6,000,000
Exercise price							$ 2			$ 2
Treasury stock										100,000
Conversion price										$ 1
Undeclared dividends			$ 350,000
Total Undeclared dividends								$ 350,000	$ 350,000		$ 700,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, Shares		15			15
Stock issued, Values					$ 1,500,000					$ 1,500,000
Issuance costs										350,000
Net proceeds of shares										$ 1,150,000
Preferred Shares issued, shares		1,000,000			1,000,000
Percentage of cumulative dividend		10.00%			10.00%					10.00%
Warrants issued		1,000,000			3,000,000
Exercise price		$ 3			$ 3					$ 2
Treasury stock										100,000
Conversion price										$ 1.50
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued, Shares			66,988	75,758
Stock issued, Values		$ 644,540									$ 300,000
Issuance costs										$ 350,000
Preferred shares issued, values										$ 1,158,900
Warrants issued										3,000,000
Warrants, value		$ 855,460								$ 341,100